Consolidated Balance Sheets (Parenthetical) - $ / shares	Apr. 28, 2024	Dec. 29, 2023	Dec. 28, 2023	Apr. 30, 2023
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001			$ 0.0001
Common stock, shares authorized (in shares)	430,000,000			430,000,000
Common stock, shares issued (in shares)	40,087,785		17,422,009	11,422,476
Common stock, shares outstanding (in shares)	40,087,785	39,918,036	17,422,009	11,422,476